Income Taxes - Schedule of Reconciliations Between Statutory U.S. Federal Income Tax Rate and Company's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
U.S. federal income tax at statutory rates	35.00%	35.00%
U.S. state income taxes, net of U.S. federal benefit	5.50%	2.40%
Non-U.S. rate differential	(3.70%)	1.90%
Loss on non-U.S. currency hedge	10.10%
Impact of acquisitions and reorganizations	(15.00%)
Tax audit outcomes	(7.00%)	(1.40%)
Non-deductible expenses	8.60%	2.70%
R&D credits and U.S. manufacturing deduction	(4.50%)	(3.70%)
Rate changes	2.80%	(1.20%)
Valuation allowance	(1.60%)	1.40%
Other	2.60%	(0.60%)
Effective income tax rate	59.90%	43.20%
Foreign Intangible Amortization [Member]
Income Tax Contingency [Line Items]
Non-U.S. intangible amortization	18.70%	6.10%
Non-U.S. impairments	8.40%	0.60%